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                       AIM LIMITED MATURITY TREASURY FUND

                                 CLASS A SHARES

                       Supplement dated December 10, 2001
                    to the Prospectus dated November 28, 2001

The following replaces in its entirety the section "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE"on page 3 of the Prospectus:

         "FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

         SHAREHOLDER FEES

         -----------------------------------------------------------------------
         (fees paid directly from
         your investment)                                              CLASS A

         -----------------------------------------------------------------------

         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of
         offering price)                                                1.00%

         Maximum Deferred
         Sales Charge (Load)
         (as a percentage of
         original purchase
         price or redemption
         proceeds, whichever is less)                                   None(1)

         -----------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES(2)

         -----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                                            CLASS A

         -----------------------------------------------------------------------

         Management Fees                                                0.20%

         Distribution and/or
         Service (12b-1) Fees                                           0.15

         Other Expenses                                                 0.21

         Total Annual Fund
         Operating Expenses                                             0.56

         -----------------------------------------------------------------------
         (1) On and after November 15, 2001, if you have an existing account and buy additional Class A shares which result in an account balance of $1,000,000 or more, or if you buy
             $1,000,000 or more of Class A shares for a new account, and you redeem those shares within 12 months of the date of purchase, you may pay a 0.25% contingent deferred sales charge at the time of redemption.

         (2) There is no guarantee that actual expenses will be the same as those shown in the table.

         You may also be charged a transaction or other fee by the financial institution managing your account."




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